Consolidated Statements of Profit and Loss and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements Of Profit And Loss And Comprehensive Income Loss Abstract
Earnings (loss) per share, diluted	$ (0.25)	$ 4.52	$ (14.30)
Weighted average number of shares outstanding, diluted	47,635,875	46,767,930	15,048,576